Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Debt Instrument [Line Items]
Outstanding principal		$ 1,524,598		$ 964,000		$ 1,414,488
Less: Debt Discount		(4,519)		(16,001)
Total Debt		1,520,079		947,999
Less: Current Debt		(1,486,400)		(926,413)
Total Long Term Debt		33,679		21,586		30,026
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 198,577		198,577
Interest Rate	[1]	5.00%
Maturity Date	[1]	April 2022
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal	[1]	$ 406,125		408,625
Interest Rate	[1]
Maturity Date	[1]	December 2023
The April 20 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 41,213	[1]	$ 41,213	[1]	41,213
Interest Rate		18.00%	[1]	18.00%
Maturity Date		December 2025	[1]	April 2023
The April 5, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 56,250	[1]	$ 56,250	[1]
Interest Rate		15.00%	[1]	15.00%
Maturity Date		March 2025	[1]	February 2025
The May 3, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 38,989	[1]	$ 48,489	[1]
Interest Rate			[1]
Maturity Date		May 2025	[1]	May 2025
The May 31, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 55,500	[1]	$ 57,000	[1]
Interest Rate		15.00%	[1]	15.00%
Maturity Date		May 2025	[1]	May 2025
The August 20, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal				$ 14,645
Interest Rate
Maturity Date		February 2025		February 2025
The October 18, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal				$ 21,586
Interest Rate
Maturity Date		April 2026		April 2026
The December 30, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 90,763		$ 117,615
Interest Rate		20.00%		20.00%
Maturity Date		February 2026		March 2025
The February 4, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 52,750
Interest Rate
Maturity Date		December 2025
The February 27, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 361,143
Interest Rate
Maturity Date		February 2026
The June 1, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 38,198
Interest Rate
Maturity Date		December 2026
The First June 4, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 12,500
Interest Rate
Maturity Date		July 2025
The Second June 4, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 12,500
Interest Rate
Maturity Date		July 2025
The June 13, 2020 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 60,090
Interest Rate		3.75%
Maturity Date		June 2050
The June 13, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 100,000
Interest Rate
Maturity Date		February 2026

[1]	Note was in default as of June 30, 2025